Expense Example - Western Asset California Municipals Fund	Jun. 30, 2021 USD ($)
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	$ 234
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,589
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	500
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,339
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,222
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 593